Risk management - Principles and credit risk metrics (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) item individual	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Concentration of risk
Risk management, number of lines of defense | item	3
Number of senior executives providing additional support on IBOR steering group | individual	8
Increase of loans and advances to customers (as a percent)	0.90%
Amount of non-performing loans	$ 21,203
Decrease of non-performing loans (as a percent)	6.00%
Non-performing loans ratio (as a percent)	2.50%
Amount of allowance for loan losses	$ 21,652
Increase (decrease) of allowance for loan losses (as a percent)	3.00%
Impairment losses on financial assets	$ 16,083	$ 19,229	$ 21,799
Increase (decrease) of impairment loss on financial assets ( as a percent)	16.37%